As Filed Electronically with the Securities and Exchange Commission on June 28, 2007

Registration No. 2-83909
811-03741

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________

FORM N-14

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 1

PUTNAM NEW YORK TAX EXEMPT INCOME FUND
(Exact Name of Registrant as Specified in Charter)
_________________

One Post Office Square
Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

617-292-1000
(Registrant’s Area Code and Telephone Number)

Beth S. Mazor
Putnam New York Tax Exempt Income Fund
One Post Office Square
Boston, Massachusetts 02109

(Name and Address of Agent for Service)
_________________

With copies to:

John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

_________________

TITLE OF SECURITIES BEING REGISTERED:
Class A shares of the Registrant

It is proposed that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

There have been no changes to the definitive proxy statement/prospectus or statement of additional information as filed by the Registrant with the Commission on May 25, 2007 (Accession No. 0000928816-07-000723).

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

PUTNAM NEW YORK TAX EXEMPT INCOME FUND

FORM N-14
PART C

OTHER INFORMATION

Item 15. Indemnification

The information required by this item is incorporated herein by reference to Post-Effective Amendment No. 21 from the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-03731).

Item 16. Exhibits

(1) Agreement and Declaration of Trust, as amended and restated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.

(2) By-Laws, as amended through July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement.

(3) Not applicable.

(4) Form of Plan of Entity Conversion and Form of Agreement and Plan of Merger -- Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-142304, filed on April 23, 2007.

(5)(a) Portions of Agreement and Declaration of Trust relating to Shareholders' Rights --Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.

(5)(b) Portions of Bylaws Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.

(6) Management Contract dated July 1, 1999 -- Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement.

(7)(a) Distributor's Contract dated June 10, 2005 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.

(7)(b) Form of Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(7)(c) Form of Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(8) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement.

(9)(a) Amended and Restated Custodian Agreement with Putnam Fiduciary Trust Company dated February, 10, 2006 -- Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement.

(9)(b) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007 -- Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement.

(10)(a) Class A Distribution Plan and Agreement dated April 8, 1994 -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(10)(b) Class B Distribution Plan and Agreement dated April 8, 1994 -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(10)(c) Class C Distribution Plan and Agreement dated July 16, 1999 -- Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement.

(10)(d) Class M Distribution Plan and Agreement -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(10)(f) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(10)(g) Form of Financial Institution Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.

(10)(h) Rule 18f-3 Plan dated November 1, 1999, as most recently amended October 7, 2005 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.

(11) Opinion and consent of Ropes & Gray LLP -- Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-142304, filed on April 23, 2007.

(12)(a) Opinion of Ropes & Gray LLP with respect to tax matters – Filed herewith.

(12)(b) Consent of Ropes & Gray LLP with respect to tax matters -- Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-142304, filed on April 23, 2007.

(13)(a) Amended and Restated Investor Servicing Agreement dated January 1, 2005 with Putnam Fiduciary Trust Company -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.

(13)(b) Letter of Indemnity dated December 18, 2003 with Putnam Investment Management -- Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement.

(13)(c) Liability Insurance Allocation Agreement -- Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement.

(13)(d) Master Sub-Accounting Services Agreement dated January 1, 2007 between Putnam Investment Management, LLC and State Street Bank and Trust Company -- Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement.

(14)(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm -- Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-142304, filed on April 23, 2007.

(14)(b) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm -- Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-142304, filed on April 23, 2007.

(15) Not applicable.

(16) Power of Attorney -- Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-142304, filed on April 23, 2007.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus filed under paragraph (a) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam New York Tax Exempt Income Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of June, 2007.

PUTNAM NEW YORK TAX EXEMPT INCOME
FUND

By:	/s/ Charles E. Porter
Name:	Charles E. Porter
Title:	Executive President, Associate Treasurer and
Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

/s JOHN A. HILL*	Chairman of the Board and Trustee
John A. Hill

/S/ JAMESON A. BAXTER*	Vice Chairman of the Board and Trustee
Jameson A. Baxter

/s/ GEORGE PUTNAM, III*	President; Trustee
George Putnam, III

/s/ Charles E. Porter	Executive Vice President; Associate
Charles E. Porter	Treasurer; Principal Executive Officer

/s/ STEVEN D. KRICHMAR*	Vice President and Principal Financial
Steven D. Krichmar	Officer

/s/ JANET C. SMITH*	Vice President, Assistant Treasurer and

Signature	Title

Janet C. Smith	Principal Accounting Officer

/s/ CHARLES B. CURTIS*	Trustee
Charles B. Curtis

/s/ MYRA R. DRUCKER*	Trustee
Myra R. Drucker

/s/ CHARLES E. HALDEMAN, JR. *	Trustee
Charles E. Haldeman, Jr.

/s/ PAUL L. JOSKOW*	Trustee
Paul L. Joskow

/s/ ELIZABETH T. KENNAN*	Trustee
Elizabeth T. Kennan

/s/ KENNETH R. LEIBLER*	Trustee
Kenneth R. Leibler

/s/ ROBERT E. PATTERSON*	Trustee
Robert E. Patterson

/s/ W. THOMAS STEPHENS*	Trustee
W. Thomas Stephens

/s/ RICHARD B. WORLEY*	Trustee
Richard B. Worley

*	By: /s/ Charles E. Porter, as Attorney-in-
Fact
Dated: June 28, 2007

Exhibit Index

Exhibit Number	Exhibit Title

(12)(a)	Opinion of Ropes & Gray LLP